Other disclosures - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Other Disclosures [Line Items]
Capital commitments	$ 3,059.0	$ 3,152.0
Contractual capital commitments	1,700.0	1,500.0
Contingent liabilities indemnities and other performance guarantees	140.0	146.0
Contractual payments	10.5
Joint ventures
Other Disclosures [Line Items]
Capital commitments	$ 9.0	$ 9.0